Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of estimated useful life
Category	Estimated useful lives
Software	10 years
Computer and electronic equipment	3 years
Office furniture and equipment	5 years